UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2011

Date of reporting period: 04/30/2011

Item 1 – Report to Stockholders

April 30, 2011

Annual Report

Funds For Institutions Series

►	FFI Premier Institutional Fund

►	FFI Institutional Fund

►	FFI Select Institutional Fund

►	FFI Government Fund

►	FFI Treasury Fund

►	FFI Institutional Tax-Exempt Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Dear Shareholder

Time and again, we have seen how various global events and developing trends can have significant influence on financial markets. I hope you find that the following review of recent market conditions provides additional perspective on the performance of your investments as you read this shareholder report.

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crisis in Europe and high inflation in developing markets that troubled the global economy in 2010 remain challenges today, overall investor confidence has improved considerably. During the first four months of 2011, that confidence was shaken by political turmoil in the Middle East/North Africa region, soaring prices of oil and other commodities, tremendous natural disasters in Japan and a change in the ratings outlook for US debt. However, strong corporate earnings prevailed and financial markets resumed their course while the global economy continued to garner strength.

Equity markets experienced uneven growth and high volatility in 2010, but ended the year with gains. Following a strong start to 2011, the series of confidence-shaking events brought spurts of heightened volatility to markets worldwide, but was not enough to derail the bull market. Overall, global equities posted strong returns over the past 12 months. Emerging market equities, which had outperformed developed markets earlier in the period, fell prey to heightened inflationary pressures and underperformed developed markets later in the period. In the United States, strong corporate earnings and positive signals from the labor market were sources of encouragement for equity investors, although the housing market did not budge from its slump. Early in 2011, the US Federal Reserve announced that it would continue its Treasury purchase program (“QE2”) through to completion and keep interest rates low for an extended period. This compelled investors to continue buying riskier assets, furthering the trend of small cap stocks outperforming large caps.

While fixed income markets saw yields trend lower (pushing bond prices higher) through most of 2010, the abrupt reversal in investor sentiment and risk tolerance in the fourth quarter drove yields sharply upward. Global credit markets were surprisingly resilient in the face of recent headwinds and yields regained relative stability as the period came to a close. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets. The tax-exempt municipal market enjoyed a powerful rally during the period of low yields in 2010, but when that trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would not be extended. Meanwhile, municipal finance troubles raised credit concerns among investors and tax-exempt mutual funds experienced heavy outflows, resulting in wider spreads and falling prices. The new year brought relief from these headwinds and a rebound in the tax-exempt municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Risk Assets Rallied on Growing Investor Confidence: Total Returns as of April 30, 2011	6-month	12-month

US large cap equities (S&P 500® Index)	16.36%	17.22%

US small cap equities (Russell 2000® Index)	23.73	22.20

International equities (MSCI Europe, Australasia, Far East Index)	12.71	19.18

Emerging market equities (MSCI Emerging Markets Index)	9.74	20.67

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.17

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.85)	6.37

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.02	5.36

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(1.68)	2.20

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.18	13.32

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm that delivers consistent long-term investment results with fewer surprises. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Period Ended April 30, 2011

Throughout the 12-month period ended April 30, 2011, the Federal Open Market Committee (FOMC) maintained the target range for the federal funds rate at 0.00% to 0.25% while remaining consistent in its position that economic conditions were likely to warrant “exceptionally low levels of the federal funds rate for an extended period.” At its April 27, 2011 meeting, the FOMC determined that “the economic recovery is proceeding at a moderate pace” and that “conditions in the labor market are improving gradually.” The FOMC also confirmed its intention to continue the policy it announced in November 2010 to purchase $600 billion of longer-term Treasury securities by the end of June 2011.

Early in May 2010, heightened concerns about sovereign risk in certain peripheral European countries contributed to an increase in financial market volatility and upward pressure on London Interbank Offered Rate (LIBOR) settings. To improve liquidity conditions in US dollar short-term credit markets in Europe, the US Federal Reserve reestablished temporary US dollar liquidity swap facilities with the European Central Bank (ECB), while the ECB established long-term financing operations of various tenors to provide additional liquidity to the market. The European Union, the ECB and the International Monetary Fund announced a coordinated package of financial aid totaling €750 billion (close to $1 trillion in US dollar terms). Ultimately, the tone of the short-term credit markets improved, and LIBOR settings stabilized, by the end of June 2010. As part of its continuing efforts to strengthen the Euro-zone financial system, at its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances.

In April 2011, the ECB raised its key interest rate by 0.25% to 1.25%. This move makes the ECB among the first of the developed world’s major central banks to initiate a cycle of raising rates since financial markets initially tightened under the global credit crisis. Short-dated LIBOR settings finished the period unchanged on a year-over-year basis. The slope of the LIBOR curve as measured from one month to one year, flattened by 19 basis points, led by a decline in the one-year LIBOR setting.

Early in 2011, the US Treasury announced its intention to gradually reduce the amount of Treasury bills issued through the Supplementary Financing Program from $200 billion to $5 billion as the national debt threatens to reach the statutory limit. In addition, large-scale asset purchases by the US Federal Reserve have reduced the amount of securities available to collateralize repurchase agreements. The tightening in supply of Treasury bills and overnight repurchase agreements drove rates down on those instruments toward the end of the period.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past 12 months. The seven-day Securities Industry and Financial Markets Association Index remained in a tight range around 0.27%, its average rate for the annual period.

While tax-exempt money market funds, which are comprised primarily of municipal variable rate demand notes (VRDNs), experienced declining assets during the period, non-traditional buyers stepped into the tax-exempt market, which kept dealer inventories low and manageable. Non-traditional buyers were drawn to the favorable yields offered on VRDNs, which served as an attractive alternative to asset-backed commercial paper, where supply had dwindled. Demand for VRDNs was further supported by recent regulatory amendments requiring higher levels of liquidity in money market funds.

Although municipal issuers have limited the new supply of VRDNs, the market has turned its focus to the expiration of bank commitments enhancing over $100 billion of outstanding municipal VRDNs in 2011. As of this writing, issuers have been replacing the expiring commitments according to schedule and without difficulty. Additional banks are increasing their participation in the space, which provides better diversification for municipal money market funds.

State and local governments continued to struggle with budget shortfalls and reduced their overall issuance of municipal notes. The one-year municipal yield remained relatively stable throughout the period, hovering around 0.38%, as measured by Thomson Municipal Market Data.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Fund Information as of April 30, 2011	Funds For Institutions Series

FFl Premier Institutional Fund

FFl Premier Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Yields	7-Day SEC Yields	7-Day Yields

As of April 30, 2011	0.11%	0.11%

FFl Institutional Fund

FFI Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Yields	7-Day SEC Yields	7-Day Yields

As of April 30, 2011	0.08%	0.08%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Yields	7-Day SEC Yields	7-Day Yields

As of April 30, 2011	0.11%	0.11%

FFI Government Fund

FFI Government Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Yields	7-Day SEC Yields	7-Day Yields

As of April 30, 2011	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

U.S. Government Sponsored Agency Obligations	53%
Repurchase Agreements	43
U.S. Treasury Obligations	4

Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the U.S. Treasury.

Yields	7-Day SEC Yields	7-Day Yields

As of April 30, 2011	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

U.S. Treasury Obligations	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

Yields	7-Day SEC Yields	7-Day Yields

As of April 30, 2011	0.19%	0.19%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains. Past performance is not indicative of future results.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of each Fund may incur the following charges: operating expenses including administration or advisory fees and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on November 1, 2010 and held through April 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio

Actual

FFI Premier Institutional Fund[2]	$1,000.00	$1,000.90	$0.79	0.16%

FFI Institutional Fund[2]	$1,000.00	$1,000.90	$1.09	0.22%

FFI Select Institutional Fund[2]	$1,000.00	$1,001.00	$0.89	0.18%

FFI Government Fund	$1,000.00	$1,000.20	$1.04	0.21%

FFI Treasury Fund	$1,000.00	$1,000.00	$0.74	0.15%

FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,000.70	$1.09	0.22%

Hypothetical (5% annual return before expenses)[3]

FFI Premier Institutional Fund[2]	$1,000.00	$1,024.01	$0.80	0.16%

FFI Institutional Fund[2]	$1,000.00	$1,023.71	$1.10	0.22%

FFI Select Institutional Fund[2]	$1,000.00	$1,023.91	$0.90	0.18%

FFI Government Fund	$1,000.00	$1,023.76	$1.05	0.21%

FFI Treasury Fund	$1,000.00	$1,024.06	$0.75	0.15%

FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,023.71	$1.10	0.22%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Master Portfolio in which it invests.

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Schedule of Investments April 30, 2011	FFI Government Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Notes (a):
0.51%, 5/02/11	$33,000	$32,999,533
0.23%, 5/11/11	25,000	24,998,403
0.50%, 6/03/11	20,000	19,990,833
0.42%, 7/11/11	25,000	24,979,292
0.42%, 7/12/11	25,000	24,979,000
0.16%, 7/27/11	43,369	43,352,231
0.14% – 0.21%, 8/01/11	225,000	224,901,611
0.16%, 8/08/11	24,610	24,598,833
0.12%, 9/13/11	50,000	49,977,500
0.26%, 9/26/11	50,000	49,946,556
Fannie Mae Variable Rate Notes (b):
0.23%, 11/23/12	47,000	46,977,698
0.26%, 1/10/13	25,000	24,991,446
Federal Farm Credit Bank Discount Notes (a):
0.23%, 8/10/11	13,000	12,991,611
0.25%, 10/05/11	22,000	21,976,014
0.25%, 10/12/11	15,000	14,982,917
Federal Farm Credit Bank Variable Rate Notes (b):
0.39%, 5/05/11	78,500	78,499,917
0.13%, 12/16/11	40,000	39,997,490
0.18%, 4/26/12	10,000	9,996,998
Federal Home Loan Bank Bonds:
0.20%, 5/02/11	5,000	5,000,708
0.22%, 8/11/11	46,000	45,996,604
0.19%, 8/18/11	15,000	14,999,548
0.34%, 12/01/11	30,000	29,995,603
Federal Home Loan Bank Discount Notes (a):
0.20%, 5/04/11	24,000	23,999,600
0.23%, 5/13/11	30,000	29,997,700
0.18%, 5/20/11	50,000	49,995,250
0.24%, 6/01/11	23,503	23,498,143
0.20%, 6/03/11	39,250	39,242,804
Federal Home Loan Bank Variable Rate Notes (b):
0.12%, 7/20/11	40,000	39,997,323
0.12%, 7/28/11	95,000	94,991,844
0.25%, 10/13/11	50,000	49,993,222
0.18%, 1/23/12	25,000	24,995,381
Freddie Mac Discount Notes (a):
0.19%, 5/02/11	50,000	49,999,736
0.25%, 5/17/11	50,000	49,994,445
0.19%, 5/19/11	10,000	9,999,050
0.12%, 7/14/11	45,000	44,988,900
0.20%, 8/17/11	50,000	49,970,000
Freddie Mac Variable Rate Notes (b):
0.21%, 4/03/12	50,000	49,981,213
0.21%, 5/11/12	50,000	49,974,257
0.19%, 8/10/12	20,000	19,997,717
0.26%, 1/24/13	50,000	49,965,013

Total U.S. Government Sponsored Agency Obligations — 53.3%		1,618,711,944

U.S. Treasury Obligations (a)	Par (000)	Value

U.S. Treasury Bills:
0.20%, 6/02/11	$25,000	$24,995,555
0.30%, 12/15/11	25,000	24,953,292
0.26%, 3/08/12	25,000	24,943,667
U.S. Treasury Notes, 0.22% – 0.25%, 10/31/11	50,000	50,191,429

Total U.S. Treasury Obligations — 4.1%		125,083,943

Repurchase Agreements

Barclays Capital, Inc., 0.03%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $100,000,250, collateralized by U.S. Treasury Notes, 0.75% due 5/31/12, par and fair values of $101,181,400, $102,000,024, respectively)	100,000	100,000,000
Citigroup Global Markets, Inc., 0.06%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $50,000,250, collateralized by Ginnie Mae, 2.50% due 8/16/37, par and fair values of $54,283,725, $53,500,000, respectively)	50,000	50,000,000
Credit Suisse Securities (USA) LLC, 0.03%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $121,721,304, collateralized by U.S. Treasury Notes, 1.38% due 11/15/12, par and fair values of $121,620,000, $124,159,090, respectively)	121,721	121,721,000
Deutsche Bank Securities, Inc., 0.05%, 5/02/11 (Purchased on 4/29/11 repurchased at $100,000,417, to be collateralized by Fannie Mae, 5.00% – 7.00% due 2/01/36 – 12/01/39, par and fair values of $93,535,819, $103,000,000, respectively)	100,000	100,000,000
Deutsche Bank Securities, Inc., 0.20%, 5/12/11 (Purchased on 2/10/11 to be repurchased at $200,101,111, collateralized by Fannie Mae, 2.11% – 7.00% due 1/01/26 – 5/01/40 and Freddie Mac STRIPS, 5.94% due 12/01/36, par and fair values of $190,397,569, $206,000,000, respectively)	200,000	200,000,000
Goldman Sachs & Co., 0.05%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $53,000,221, collateralized by Fannie Mae, 4.00% – 6.00% due 3/01/25 – 4/01/41, par and fair values of $54,094,297, $54,590,000, respectively)	53,000	53,000,000
JPMorgan Securities Inc., 0.03%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $90,154,225, collateralized by U.S. Treasury Notes, 0.00% due 8/15/20, par and fair values of $127,270,000, $91,960,210, respectively)	90,154	90,154,000

Portfolio Abbreviation

STRIPS Separate Trading of Registered Interest and Principal of Securities

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	7

Schedule of Investments (concluded)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

Morgan Stanley & Co. Inc., 0.02%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $245,718,410, collateralized by U.S. Treasury Notes, 1.38% – 6.13% due 5/31/11 – 11/15/27, par and fair values of $226,390,300, $250,632,403, respectively)	$245,718	$245,718,000
Morgan Stanley & Co. Inc., 0.13%, 7/05/11 (Purchased on 4/11/11 to be repurchased at $100,030,694, collateralized by Fannie Mae, 5.00% due 3/01/41 – 5/01/41, par and fair values of $97,000,852, $103,243,365, respectively)	100,000	100,000,000
RBS Securities Inc., 0.05%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $6,471,027, collateralized by Fannie Mae, 2.76% – 4.68% due 1/01/21 – 3/01/50, par and fair values of $6,350,579, $6,665,144, respectively)	6,471	6,471,000
UBS Securities LLC, 0.06%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $100,000,500, collateralized by Fannie Mae, 4.00% due 11/01/25, par and fair values of $98,934,285, $103,000,000, respectively)	100,000	100,000,000
UBS Securities LLC, 0.11%, 6/08/11 (Purchased on 4/08/11 to be repurchased at $125,023,299, collateralized by Fannie Mae, 5.00% due 7/01/40, par and fair values of $121,418,063, $128,750,001, respectively)	125,000	125,000,000

Total Repurchase Agreements — 42.6%		1,292,064,000

Total Investments (Cost — $3,035,859,887*) — 100.0%		3,035,859,887
Other Assets Less Liabilities — 0.0%		20,106

Net Assets — 100.0%		$3,035,879,993

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$3,035,859,887	—	$3,035,859,887

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Schedule of Investments April 30, 2011	FFI Treasury Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations (a)	Par (000)	Value

U.S. Treasury Bills:
0.01% – 0.17%, 5/05/11	$100,302	$100,301,022
0.03% – 0.16%, 5/12/11	264,109	264,101,712
0.13% – 0.18%, 5/19/11	150,000	149,989,500
0.11% – 0.12%, 5/26/11	135,462	135,450,784
0.15% – 0.21%, 6/02/11	350,000	349,953,444
0.11% – 0.19%, 6/09/11	170,000	169,977,710
0.09%, 6/16/11	61,474	61,466,931
0.09% – 0.10%, 6/23/11	217,500	217,469,823
0.10% – 0.23%, 6/30/11	250,000	249,947,917
0.07% – 0.19%, 7/07/11	355,000	354,945,190
0.05% – 0.07%, 7/14/11	171,875	171,855,546
0.07%, 7/21/11	212,000	211,966,610
0.07%, 7/28/11	174,000	173,970,227
0.30%, 12/15/11	30,000	29,943,950

Total Investments (Cost — $2,641,340,366*) — 100.0%		2,641,340,366
Liabilities in Excess of Other Assets — (0.0)%		(393,502)

Net Assets — 100.0%		$2,640,946,864

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$2,641,340,366	—	$2,641,340,366

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	9

Statements of Assets and Liabilities	Funds For Institutions Series

April 30, 2011	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets

Investments at value — Master Premier Institutional Portfolio[1]	$11,285,917,633	—	—	—	—	—
Investments at value — Master Institutional Portfolio[1]	—	$4,596,064,952	$4,695,469,781	—	—	—
Investments at value — unaffiliated[2]	—	—	—	$1,743,795,887	$2,641,340,366	—
Investments at value — Master Institutional Tax-Exempt Portfolio[1]	—	—	—	—	—	$5,151,618,307
Repurchase agreements at value — unaffiliated[3]	—	—	—	1,292,064,000	—	—
Cash	—	—	—	176	—	—
Interest receivable	—	—	—	618,522	—	—
Prepaid expenses	410,392	342,297	74,453	92,783	80,829	260,951

Total assets	11,286,328,025	4,596,407,249	4,695,544,234	3,036,571,368	2,641,421,195	5,151,879,258

Liabilities

Bank overdraft payable	—	—	—	—	24,440	—
Administration fees payable	1,009,959	585,351	569,269	—	—	614,462
Income dividends payable	340,658	13,515	115,624	405	—	52,538
Officer’s and Directors’ fees payable	5,164	12,083	3,438	17,339	16,488	24,020
Investment advisory fees payable	—	—	—	417,919	238,955	—
Other accrued expenses payable	432,497	322,257	101,075	255,712	194,448	243,199

Total liabilities	1,788,278	933,206	789,406	691,375	474,331	934,219

Net Assets	$11,284,539,747	$4,595,474,043	$4,694,754,828	$3,035,879,993	$2,640,946,864	$5,150,945,039

Net Assets Consist of

Paid-in capital	$11,285,717,341	$4,594,995,601	$4,694,387,142	$3,035,742,299	$2,640,861,844	$5,150,896,403
Undistributed net investment income	8,229	3,619	2,616	1,401	707	4,693
Accumulated net realized gain (loss)	(1,185,823)	474,823	365,070	136,293	84,313	43,943

Net Assets, $1.00 net asset value per share[4]	$11,284,539,747	$4,595,474,043	$4,694,754,828	$3,035,879,993	$2,640,946,864	$5,150,945,039

[1] Investments at cost — affiliated	$11,285,917,633	$4,596,064,952	$4,695,469,781	—	—	$5,151,618,307

[2] Investments at cost — unaffiliated	—	—	—	$1,743,795,887	$2,641,340,366	—

[3] Repurchase agreements at cost — unaffiliated	—	—	—	$1,292,064,000	—	—

[4] Shares outstanding	11,285,717,341	4,594,995,601	4,694,387,142	3,035,742,299	2,640,861,844	5,148,573,069

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Statements of Operations	Funds For Institutions Series

Year Ended April 30, 2011	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income

Interest	—	—	—	$11,529,211	$5,500,610	—
Net investment income allocated from the applicable Master Portfolio:
Interest	$44,694,526	$25,290,102	$21,986,043	—	—	$30,304,384
Expenses	(6,276,513)	(3,457,211)	(3,019,728)	—	—	(4,132,860)

Total income	38,418,013	21,832,891	18,966,315	11,529,211	5,500,610	26,171,524

Expenses

Administration	11,944,633	9,654,413	6,731,758	—	—	11,428,338
Transfer agent	240,182	628,173	99,959	231,797	181,059	511,562
Insurance	223,885	184,620	39,437	67,030	44,711	154,649
Professional	64,284	69,215	59,702	62,747	51,072	91,046
Officer and Directors	61,022	58,043	56,405	56,008	44,742	99,737
Registration	48,590	36,450	46,750	46,750	45,360	52,270
Printing	70	30,200	19,442	9,624	16,969	49,155
Investment advisory	—	—	—	13,553,279	10,543,885	—
Custodian	—	—	—	242,041	142,271	—
Miscellaneous	144	94,149	47,494	99,209	84,116	80,691

Total expenses	12,582,810	10,755,263	7,100,947	14,368,485	11,154,185	12,467,448
Less fees waived by advisor	—	—	—	(4,887,148)	(5,655,186)	—

Total expenses after fees waived	12,582,810	10,755,263	7,100,947	9,481,337	5,498,999	12,467,448

Net investment income	25,835,203	11,077,628	11,865,368	2,047,874	1,611	13,704,076

Realized Gain

Net realized gain allocated from the applicable Master Portfolio	1,113,571	413,047	369,560	—	—	395,094
Net realized gain from investments	—	—	—	112,949	182,480	—

Net Increase in Net Assets Resulting from Operations	$26,948,774	$11,490,675	$12,234,928	$2,160,823	$184,091	$14,099,170

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	11

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund

	Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets:	2011	2010	2011	2010

Operations

Net investment income	$25,835,203	$46,007,470	$11,077,628	$40,756,299
Net realized gain	1,113,571	875,208	413,047	877,480

Net increase in net assets resulting from operations	26,948,774	46,882,678	11,490,675	41,633,779

Dividends and Distributions to Shareholders From

Net investment income	(25,826,974)	(46,007,470)	(11,074,009)	(42,385,492)
Net realized gain	—	—	(2,550,370)	(107,542)

Decrease in net assets resulting from dividends and distributions to shareholders	(25,826,974)	(46,007,470)	(13,624,379)	(42,493,034)

Capital Share Transactions

Net proceeds from sale of shares	62,841,244,707	81,493,788,249	28,946,863,650	47,428,893,410
Reinvestment of dividends and distributions	20,132,760	34,221,150	12,444,802	37,202,116
Cost of shares redeemed	(63,760,147,675)	(86,658,788,111)	(31,145,384,201)	(64,037,892,228)

Net decrease in net assets derived from capital share transactions	(898,770,208)	(5,130,778,712)	(2,186,075,749)	(16,571,796,702)

Net Assets

Total decrease in net assets	(897,648,408)	(5,129,903,504)	(2,188,209,453)	(16,572,655,957)
Beginning of year	12,182,188,155	17,312,091,659	6,783,683,496	23,356,339,453

End of year	$11,284,539,747	$12,182,188,155	$4,595,474,043	$6,783,683,496

Undistributed net investment income	$8,229	—	$3,619	—

	FFI Select Institutional Fund		FFI Government Fund

	Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets:	2011	2010	2011	2010

Operations

Net investment income	$11,865,368	$10,019,237	$2,047,874	$10,416,244
Net realized gain	369,560	179,368	112,949	983,719

Net increase in net assets resulting from operations	12,234,928	10,198,605	2,160,823	11,399,963

Dividends and Distributions to Shareholders From

Net investment income	(11,862,752)	(10,051,489)	(2,046,473)	(10,985,327)
Net realized gain	(429,041)	(17,221)	(760,480)	(199,895)

Decrease in net assets resulting from dividends and distributions to shareholders	(12,291,793)	(10,068,710)	(2,806,953)	(11,185,222)

Capital Share Transactions

Net proceeds from sale of shares	53,644,945,255	27,490,497,087	26,528,353,245	51,314,355,369
Reinvestment of dividends and distributions	9,739,014	6,371,312	2,517,604	9,121,028
Cost of shares redeemed	(53,355,773,797)	(25,726,505,173)	(28,475,217,873)	(58,050,534,153)

Net increase (decrease) in net assets derived from capital share transactions	298,910,472	1,770,363,226	(1,944,347,024)	(6,727,057,756)

Net Assets

Total increase (decrease) in net assets	298,853,607	1,770,493,121	(1,944,993,154)	(6,726,843,015)
Beginning of year	4,395,901,221	2,625,408,100	4,980,873,147	11,707,716,162

End of year	$4,694,754,828	$4,395,901,221	$3,035,879,993	$4,980,873,147

Undistributed net investment income	$2,616	—	$1,401	—

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Treasury Fund		FFI Institutional Tax-Exempt Fund

	Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets:	2011	2010	2011	2010

Operations

Net investment income	$1,611	$12,745	$13,704,076	$40,189,101
Net realized gain	182,480	117,610	395,094	659,800

Net increase in net assets resulting from operations	184,091	130,355	14,099,170	40,848,901

Dividends and Distributions to Shareholders From

Net investment income	(904)	(803,336)	(13,699,383)	(40,189,101)
Net realized gain	(215,777)	—	(243,902)	(82,711)

Decrease in net assets resulting from dividends and distributions to shareholders	(216,681)	(803,336)	(13,943,285)	(40,271,812)

Capital Share Transactions

Net proceeds from sale of shares	4,139,779,253	6,498,432,321	16,871,384,647	29,978,302,459
Reinvestment of dividends and distributions	213,053	774,813	12,993,593	38,966,226
Cost of shares redeemed	(6,171,015,412)	(11,701,696,408)	(22,527,550,631)	(34,110,209,941)

Net decrease in net assets derived from capital share transactions	(2,031,023,106)	(5,202,489,274)	(5,643,172,391)	(4,092,941,256)

Net Assets

Total decrease in net assets	(2,031,055,696)	(5,203,162,255)	(5,643,016,506)	(4,092,364,167)
Beginning of year	4,672,002,560	9,875,164,815	10,793,961,545	14,886,325,712

End of year	$2,640,946,864	$4,672,002,560	$5,150,945,039	$10,793,961,545

Undistributed net investment income	$707	—	$4,693	—

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	13

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund

	Year Ended April 30,

	2011	2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0022	0.0028	0.0209	0.0473	0.0512
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0023	0.0028	0.0209	0.0473	0.0512

Dividends from net investment income	(0.0022)	(0.0028)	(0.0209)	(0.0473)	(0.0512)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.22%	0.28%	2.11%	4.83%	5.24%

Ratios to Average Net Assets[2]

Total expenses	0.16%	0.18%	0.18%	0.16%	0.16%

Total expenses after fees waived	0.16%	0.18%	0.18%	0.16%	0.11%

Net investment income	0.22%	0.29%	2.16%	4.63%	5.13%

Supplemental Data

Net assets, end of year (000)	$11,284,540	$12,182,188	$17,312,092	$32,406,176	$19,908,646

	FFI Institutional Fund

	Year Ended April 30,

	2011	2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0017	0.0023	0.0204	0.0467	0.0505
Net realized gain	0.0003	—	—	—	—

Net increase from investment operations	0.0020	0.0023	0.0204	0.0467	0.0505

Dividends and distributions from:
Net investment income	(0.0017)	(0.0023)	(0.0204)	(0.0467)	(0.0505)
Net realized gain	(0.0003)	—	—	—	—

Total dividends and distributions	(0.0020)	(0.0023)	(0.0204)	(0.0467)	(0.0505)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.20%	0.23%	2.06%	4.77%	5.17%

Ratios to Average Net Assets[2]

Total expenses	0.22%	0.24%	0.24%	0.22%	0.22%

Net investment income	0.17%	0.26%	2.03%	4.59%	5.07%

Supplemental Data

Net assets, end of year (000)	$4,595,474	$6,783,683	$23,356,339	$27,287,307	$20,368,666

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund

	Year Ended April 30,			Period February 4, 2008[1] to April 30, 2008

	2011	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0020	0.0027	0.0207	0.0082
Net realized gain	0.0001	—	—	—

Net increase from investment operations	0.0021	0.0027	0.0207	0.0082

Dividends and distributions from:
Net investment income	(0.0020)	(0.0027)	(0.0207)	(0.0082)
Net realized gain	(0.0001)	—	—	—

Total dividends and distributions	(0.0021)	(0.0027)	(0.0207)	(0.0082)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]

Total investment return	0.21%	0.27%	2.09%	0.82%[3]

Ratios to Average Net Assets[4]

Total expenses	0.18%	0.18%	0.21%	0.18%[5]

Net investment income	0.21%	0.24%	2.04%	3.34%[5]

Supplemental Data

Net assets, end of period (000)	$4,694,755	$4,395,901	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	15

Financial Highlights	Funds For Institutions Series

	FFI Government Fund

	Year Ended April 30,

	2011	2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0012	0.0141	0.0435	0.0495

Dividends and distributions from:
Net investment income	(0.0005)	(0.0012)	(0.0141)	(0.0435)	(0.0495)
Net realized gain	(0.0002)	—	—	—	—

Total dividends and distributions	(0.0007)	(0.0012)	(0.0141)	(0.0435)	(0.0495)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.07%	0.12%	1.42%	4.44%	5.06%

Ratios to Average Net Assets[2]

Total expenses	0.33%	0.34%	0.35%	0.32%	0.34%

Total expenses after fees waived	0.22%	0.23%	0.24%	0.21%	0.22%

Net investment income	0.05%	0.12%	1.26%	4.06%	4.97%

Supplemental Data

Net assets, end of year (000)	$3,035,880	$4,980,873	$11,707,716	$9,072,522	$2,815,784

	FFI Treasury Fund

	Year Ended April 30,

	2011	2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0076	0.0346	0.0476
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0001	0.0076	0.0346	0.0476

Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0076)	(0.0346)	(0.0476)
Net realized gain	(0.0001)	—	—	—	(0.0000)

Total dividends and distributions	(0.0001)	(0.0001)	(0.0076)	(0.0346)	(0.0476)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.01%	0.01%	0.77%	3.51%	4.87%

Ratios to Average Net Assets[2]

Total expenses	0.33%	0.34%	0.33%	0.32%	0.35%

Total expenses after fees waived	0.16%	0.17%	0.22%	0.21%	0.23%

Net investment income	0.00%[3]	0.00%	0.68%	2.74%	4.76%

Supplemental Data

Net assets, end of year (000)	$2,640,947	$4,672,003	$9,875,165	$9,627,231	$1,349,189

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[3]	Amount is less than 0.01%.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund

	Year Ended April 30,

	2011	2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0017	0.0028	0.0150	0.0314	0.0341

Dividends and distributions from:
Net investment income	(0.0017)	(0.0028)	(0.0150)	(0.0314)	(0.0341)
Net realized gain	—	—	—	(0.0000)	—

Total dividends and distributions	(0.0017)	(0.0028)	(0.0150)	(0.0314)	(0.0341)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.17%	0.28%	1.51%	3.18%	3.47%

Ratios to Average Net Assets[2]

Total expenses	0.22%	0.23%	0.24%	0.22%	0.22%

Net investment income	0.18%	0.28%	1.55%	3.13%	3.41%

Supplemental Data

Net assets, end of year (000)	$5,150,945	$10,793,962	$14,886,326	$17,518,515	$14,911,825

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	17

Notes to Financial Statements	Funds For Institutions Series

1. Organization and Significant Accounting Policies:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually as the “Fund”).

Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. The performance of the Feeder Funds is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the each Fund’s proportionate interest in the net assets of the applicable Master Portfolio. Valuation of securities held by each of the Master Portfolios, including categorization of fair value measurements, is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: Government Fund and Treasury Fund may invest in repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, contributions to and withdrawals from the applicable Master Portfolio are accounted for on a trade date basis. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities is recorded on the accrual basis. The Feeder Funds record daily their proportionate share of the Master Portfolio’s income, expenses and realized gains and losses. In addition, each Feeder Fund accrues its own expenses.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended April 30, 2011. The statutes of limitations on the Funds’

18	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Notes to Financial Statements (continued)	Funds For Institutions Series

state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations.The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2011, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

BlackRock Advisors, LLC (the “Manager” or the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government Fund and Treasury Fund pursuant to an investment advisory agreement with the Trust, and as the Administrator to the Feeder Funds pursuant to an administrative agreement with the Trust.The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government Fund and Treasury Fund for a fee, subject to certain limitations, at the following annual rates as a percentage of average daily value of each Fund’s average daily net assets:

Not exceeding $500 million	0.350%
In excess of $500 million, but not exceeding $750 million	0.335%
In excess of $750 million, but not exceeding $1 billion	0.320%
In excess of $1 billion	0.300%

The Manager voluntarily agreed to waive a portion of its investment advisory fees for Government Fund and Treasury Fund. The effective fee payable to the Manager by Government Fund and Treasury Fund will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part at any time without notice. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager voluntarily agreed to waive a portion of its advisory fees to enable Government Fund and Treasury Fund to maintain a minimum daily net investment income dividend. This amount is included in fees waived by advisor in the Statements of Operations.

The Manager, with respect to the Government Fund and Treasury Fund, entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Administrator provides certain administrative services for the Feeder Funds at the following annual rates as a percentage of average daily value of each Fund’s average daily net assets:

Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee for Select Institutional Fund, the Administrator has agreed to pay all other ordinary expenses of the Fund other than the Fund’s pro rata portion of the investment advisory fee of the Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18%.

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Trust reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	19

Notes to Financial Statements (continued)	Funds For Institutions Series

3. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of April 30, 2011 attributable to the use of equalization were reclassified to the following accounts:

	Paid-in Capital	Accumulated Net Realized Gain (Loss)

Institutional Tax-Exempt Fund	$276,151	$(276,151)

The tax character of distributions paid during the fiscal years ended April 30, 2011 and April 30, 2010 was as follows:

		Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax-Exempt Fund

Tax-exempt income	4/30/2011	—	—	—	—	—	$13,697,974
	4/30/2010	—	—	—	—	—	40,222,982
Ordinary income	4/30/2011	$25,826,974	$13,545,624	$12,231,582	$2,806,953	$216,681	42,342	[1]
	4/30/2010	46,007,470	42,385,492	10,051,489	11,151,814	803,336	178,508	[1]
Long-term capital gains	4/30/2011	—	78,755	60,211	—	—	479,120	[1]
	4/30/2010	—	107,542	17,221	33,408	—	242,229	[1]

Total	4/30/2011	$25,826,974	$13,624,379	$12,291,793	$2,806,953	$216,681	$14,219,436

	4/30/2010	$46,007,470	$42,493,034	$10,068,710	$11,185,222	$803,336	$40,643,719

[1]	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of April 30, 2011, the tax components of accumulated net earnings (losses) were as follows:

	Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax-Exempt Fund

Undistributed tax-exempt income	—	—	—	—	—	$4,693
Undistributed ordinary income	$8,229	$457,304	$338,521	$110,022	$85,493	22,609
Undistributed long-term net capital gains	—	21,138	29,165	27,672	—	21,334
Capital loss carryforwards	(1,185,823)	—	—	—	—	—
Net unrealized losses[2]	—	—	—	—	(473)	—

Total	$(1,177,594)	$478,442	$367,686	$137,694	$85,020	$48,636

[2]	The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the tax deferral of losses on wash sales.

As of April 30, 2011, Premier Institutional Fund had a capital loss carryforward of $1,185,823, all of which is due to expire April 30, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after April 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

20	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Notes to Financial Statements (concluded)	Funds For Institutions Series

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	21

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities of Funds For Institutions Series (the “Trust”), consisting of FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (collectively, the “Funds”), each a separate series of the Trust, including the schedules of investments of FFI Government Fund and FFI Treasury Fund, as of April 30, 2011, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the Trust as of April 30, 2011, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
June 24, 2011

Important Tax Information (Unaudited)	Funds For Institutions Series

All of the net investment income distributions paid by Institutional Tax-Exempt Fund during the fiscal year ended April 30, 2011 qualify as tax-exempt interest dividends for federal income tax purposes. Additionally, the Fund paid a qualified short-term gain distribution of $0.000004364 per share and a long-term gain distribution of $0.000033344 per share to shareholders of record on November 30, 2010.

The following information is provided with respect to the ordinary income distributions paid by Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund for the taxable year ended April 30, 2011:

		FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund

Interest-Related Dividends and Qualified
Short-Term Capital Gains for Non-US Residents[1]
Months Paid:	May 2010 – December 2010	97.95%	98.00%	97.52%	100.00%	100.00%
	January 2011 – April 2011	100.00%	100.00%	100.00%	100.00%	100.00%

Federal Obligation Interest[2]		8.91%	7.15%	8.31%	18.76%	0.74%[3]

Long-Term Capital Gains Per Share
Record Date:	November 30, 2010	—	$0.000010138	$0.000009206	—	—

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	At least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

22	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Portfolio Information as of April 30, 2011	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	47%
Commercial Paper	16
Repurchase Agreements	12
U.S. Government Sponsored Agency Obligations	10
U.S. Treasury Obligations	9
Time Deposits	3
Corporate Notes	2
Other Assets Less Liabilities	1

Total	100%

Master Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	42%
Commercial Paper	18
U.S. Government Sponsored Agency Obligations	13
Repurchase Agreements	12
U.S. Treasury Obligations	10
Corporate Notes	3
Time Deposits	2

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets

Variable Rate Demand Obligations	82%
Fixed Rate Notes	12
Tax-Exempt Commercial Paper	3
Put Bonds	2
Other Assets Less Liabilities	1

Total	100%

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	23

Schedule of Investments April 30, 2011	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a)
BNP Paribas SA, NY:
0.38%, 5/04/11	$175,000	$175,000,000
0.39%, 5/05/11	135,000	135,000,000
0.36%, 6/13/11	199,000	199,000,000
Bank of Montreal, Chicago (b):
0.26%, 8/29/11	40,000	40,000,000
0.31%, 11/23/11	25,000	24,998,572
Bank of Nova Scotia, Houston:
0.27%, 6/03/11	200,000	200,000,000
0.24%, 7/05/11	55,000	55,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.30%, 8/02/11	102,000	102,000,000
Barclays Bank Plc, NY, 0.38%, 5/19/11	150,000	150,000,000
Canadian Imperial Bank of Commerce, NY, 0.27%, 7/18/11 (b)	71,150	71,150,000
Credit Agricole CIB, NY:
0.30%, 6/01/11	187,600	187,600,000
0.25%, 6/03/11	186,000	186,000,000
0.28%, 7/12/11	75,000	75,000,000
Credit Industriel et Commercial, NY, 0.41%, 8/02/11	100,000	100,020,631
Deutsche Bank AG, NY:
0.27%, 6/03/11	300,000	300,000,000
0.31%, 6/17/11	140,000	140,000,000
0.31%, 8/04/11 (b)	73,000	73,000,000
Dexia Credit Local, NY:
0.24%, 5/05/11	250,000	250,000,000
0.41%, 4/29/13 (c)	126,440	126,440,000
Lloyd’s TSB Bank Plc, NY:
0.25%, 6/02/11	305,000	305,000,000
0.25%, 7/13/11	75,000	75,000,000
0.32%, 8/08/11	100,000	100,000,000
0.32%, 2/14/12 (c)	122,500	122,500,000
Mizuho Corporate Bank Ltd., NY, 0.25%, 5/20/11	200,000	200,000,000
National Australia Bank Ltd., NY, 0.32%, 2/10/12 (b)	57,000	57,000,000
Natixis, NY, 0.34%, 7/08/11	101,005	101,005,000
Nordea Bank Finland Plc, NY, 0.27%, 6/28/11	60,000	59,999,999
Rabobank Nederland NV, NY:
0.31%, 9/15/11 (b)	125,000	125,000,000
0.34%, 10/05/11	170,000	170,000,000
Royal Bank of Canada, NY (b):
0.27%, 10/14/11	95,000	95,000,000
0.36%, 11/10/11	50,000	50,000,000
0.31%, 2/29/12	129,250	129,250,000
0.30%, 4/10/12	75,000	75,000,000
Royal Bank of Scotland Plc, CT:
0.66%, 8/10/11 (c)	50,000	50,000,000
0.52%, 9/19/11	250,000	250,000,000
Société Générale, NY, 0.29%, 8/01/11	150,000	150,000,000
Sumitomo Mitsui Banking Corp., NY, 0.31%, 7/28/11	75,000	75,000,000
Svenska Handelsbanken, NY, 0.27%, 6/29/11	100,000	100,000,819
Toronto-Dominion Bank, NY:
0.25%, 6/07/11	100,000	100,000,000
0.31%, 1/12/12	58,500	58,500,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (a) (concluded)
UBS AG, Stamford (b):
0.35%, 10/04/11	$124,670	$124,670,000
0.35%, 10/11/11	140,680	140,680,000

Total Certificates of Deposit — 47.0%		5,303,815,021

Commercial Paper

Amsterdam Funding Corp., 0.25%, 5/18/11 (d)	75,000	74,991,146
Atlantis One Funding Corp., 0.26%, 6/30/11 (d)	200,000	199,913,333
BPCE SA, 0.32%, 7/18/11 (d)	21,750	21,734,920
Chariot Funding LLC, 0.26%, 5/05/11 (d)	50,000	49,998,556
Commonwealth Bank of Australia, 0.31%, 10/06/11 (b)	75,000	74,996,634
Falcon Asset Securitization Co., LLC, 0.26%, 5/12/11 (d)	100,000	99,992,056
Gemini Securitization Corp. LLC, 0.25%, 7/11/11 (d)	175,000	174,913,715
Jupiter Securitization Co. LLC, 0.26%, 5/16/11 (d)	50,000	49,994,583
Kells Funding LLC, 0.33%, 2/15/12 (d)	71,500	71,500,000
Northern Pines Funding LLC, 0.31%, 6/21/11 (d)	60,000	59,973,650
Old Line Funding LLC (d):
0.26%, 5/05/11	30,000	29,998,628
0.26%, 5/20/11	100,000	99,986,783
Scaldis Capital LLC, 0.24%, 5/09/11 (d)	72,000	71,996,160
Société Générale North America Inc. (d):
0.40%, 5/12/11	100,000	99,987,778
0.34%, 5/16/11	83,000	82,988,242
State Street Corp. (d):
0.27%, 5/18/11	35,000	34,995,538
0.26%, 6/02/11	100,000	99,976,889
Svenska Handelsbanken, Inc., 0.26%, 6/30/11 (d)	100,000	99,955,833
Thames Asset Global Securitization No. 1, Inc., 0.20%, 5/16/11 (d)	50,000	49,995,833
Westpac Banking Corp. (b):
0.32%, 1/06/12	120,500	120,500,000
0.42%, 1/13/12	130,000	130,000,000

Total Commercial Paper — 15.9%		1,798,390,277

Corporate Notes

JPMorgan Chase Bank, NA, 0.30%, 5/18/12 (b)	129,905	129,905,000
KBC Bank NV, NY, 1.90%, 7/01/11 (c)	108,000	108,000,000
Westpac Banking Corp., 0.32%, 10/05/11 (b)(e)	50,000	50,000,000

Total Corporate Notes — 2.6%		287,905,000

See Notes to Financial Statements.

24	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value

DnB NOR Bank ASA, 0.10%, 5/02/11	$225,000	$225,000,000
Société Générale, 0.10%, 5/02/11	163,940	163,940,000

Total Time Deposits — 3.4%		388,940,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes, 0.19%, 7/27/11 (d)	50,000	49,976,438
Fannie Mae Variable Rate Notes (b):
0.20%, 7/26/12	103,000	102,974,525
0.23%, 8/23/12	180,000	179,928,161
0.25%, 9/17/12	75,000	74,979,016
0.24%, 12/20/12	64,000	63,978,740
Federal Home Loan Bank Discount Notes, 0.19%, 7/29/11 (d)	43,500	43,479,029
Federal Home Loan Bank Variable Rate Notes, 0.18%, 1/23/12 (b)	60,000	59,988,914
Freddie Mac Discount Notes (d):
0.15%, 5/24/11	55,000	54,994,729
0.21%, 6/06/11	75,000	74,984,250
0.21%, 6/13/11	115,000	114,971,154
0.18%, 8/01/11	138,500	138,434,520
0.19%, 8/30/11	60,500	60,461,364
0.18%, 9/06/11	100,000	99,937,778
Freddie Mac Variable Rate Notes, 0.26%, 1/24/13 (b)	50,000	49,965,013

Total U.S. Government Sponsored Agency Obligations — 10.4%		1,169,053,631

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.20% – 0.22%, 6/02/11	170,000	169,969,133
0.22%, 6/30/11	50,000	49,982,083
0.20%, 7/07/11	70,000	69,973,945
0.19% – 0.21%, 7/28/11	150,000	149,929,869
0.21% – 0.27%, 9/22/11	305,000	304,733,850
0.21%, 10/20/11	150,000	149,849,500
0.18%, 12/15/11	65,000	64,925,900

Total U.S. Treasury Obligations — 8.5%		959,364,280

Repurchase Agreements	Par (000)	Value

Barclays Capital, Inc., 0.40%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $25,000,833, collateralized by Government Sponsored Agency and various Corporate/ Debt Obligations, 0.00% – 13.88% due 8/17/11 – 7/02/37, par and fair values of $25,489,331, $26,750,001, respectively)	$25,000	$25,000,000
Citigroup Global Markets, Inc., 0.45%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $65,002,438, collateralized by Government Sponsored Agency and various Corporate/ Debt Obligations, 4.00% – 5.00% due 12/15/22 – 12/20/40, par and fair values of $235,140,450, $69,550,001, respectively)	65,000	65,000,000
Deutsche Bank Securities, Inc., 0.03%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $700,001,750, collateralized by Government Sponsored Agency Obligations, 0.00% – 5.95% due 7/29/11 – 11/07/36, par and fair values of $707,101,000, $714,000,943, respectively)	700,000	700,000,000
HSBC Securities (USA), Inc., 0.22%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $85,001,558, collateralized by various Corporate/Debt Obligations, 0.88% – 2.50% due 9/27/13 – 9/13/17, par and fair values of $86,720,199, $90,952,451, respectively)	85,000	85,000,000
JPMorgan Securities Inc., 0.25%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $100,002,083, collateralized by various Corporate/Debt Obligations, 0.00% – 6.63% due 6/01/28 – 10/25/47, par and fair values of $123,937,640, $107,001,621, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.30%, 6/02/11 (Purchased on 5/02/11 to be repurchased at $20,005,167, collateralized by various Corporate/Debt Obligations, 0.00% – 5.49% due 6/25/32 – 8/25/37, par and fair values of $30,759,625, $21,403,042, respectively)	20,000	20,000,000
JPMorgan Securities Inc., 0.50%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $25,001,042, collateralized by various Corporate/Debt Obligations, 0.00% – 11.50% due 11/15/15 – 3/15/33, par and fair values of $30,570,345, $26,753,962, respectively)	25,000	25,000,000
Morgan Stanley & Co. Inc., 0.15%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $225,002,813, collateralized by various Corporate/Debt Obligations, 0.28% – 3.20% due 5/05/11 – 12/28/12, par and fair values of $235,269,672, $240,750,001, respectively)	225,000	225,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	25

Schedule of Investments (concluded)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

RBS Securities Inc., 0.25%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $5,000,104, collateralized by Government Sponsored Agency Obligations and various Corporate/Debt Obligations, 2.63% – 3.50% due 5/11/12 – 1/01/41, par and fair values of $5,400,429, $5,169,305, respectively)	$5,000	$5,000,000
UBS Securities LLC, 0.28%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $120,002,800, collateralized by Government Sponsored Agency Obligations and various Corporate/Debt Obligations, 0.00% – 11.75% due 9/08/11 – 3/07/67, par and fair values of $119,994,017, $128,400,001, respectively)	120,000	120,000,000

Total Repurchase Agreements — 12.1%		1,370,000,000

Total Investments (Cost — $11,277,468,209*) — 99.9%		11,277,468,209
Other Assets Less Liabilities — 0.1%		8,449,424

Net Assets — 100.0%		$11,285,917,633

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$11,277,468,209	—	$11,277,468,209

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Schedule of Investments April 30, 2011	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a)
BNP Paribas SA, NY:
0.38%, 5/04/11	$185,000	$185,000,000
0.39%, 5/05/11	140,000	140,000,000
0.36%, 6/13/11	115,000	115,000,000
0.36%, 8/05/11	75,000	75,000,000
Bank of Montreal, Chicago (b):
0.26%, 8/29/11	59,000	59,000,000
0.31%, 11/23/11	25,000	24,998,572
Bank of Nova Scotia, Houston:
0.27%, 6/03/11	85,000	85,000,000
0.24%, 7/05/11	48,000	48,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.30%, 8/02/11	90,000	90,000,000
Barclays Bank Plc, NY, 0.38%, 5/19/11	175,000	175,000,000
Canadian Imperial Bank of Commerce, NY, 0.27%, 7/18/11 (b)	72,130	72,130,000
Credit Agricole CIB, NY:
0.30%, 6/01/11	157,150	157,150,000
0.28%, 7/12/11	75,000	75,000,000
Deutsche Bank AG, NY:
0.30%, 6/17/11	125,000	125,000,000
0.31%, 8/04/11 (b)	100,000	100,000,000
Dexia Credit Local, NY, 0.41%, 6/01/11 (c)	104,145	104,145,000
Lloyd’s TSB Bank Plc, NY:
0.25%, 6/02/11	300,000	300,000,000
0.32%, 8/02/11 (b)	124,145	124,145,000
0.32%, 8/08/11	95,000	95,000,000
Mizuho Corporate Bank Ltd., NY, 0.25%, 5/20/11	75,000	75,000,000
National Australia Bank Ltd., NY (b):
0.31%, 11/09/11	115,300	115,300,000
0.32%, 2/10/12	59,000	59,000,000
Natixis, NY, 0.34%, 7/08/11	89,150	89,150,000
Nordea Bank Finland Plc, NY, 0.27%, 6/28/11	50,000	49,999,999
Rabobank Nederland NV, NY:
0.31%, 9/15/11 (b)	75,000	75,000,000
0.34%, 10/05/11	145,000	145,000,000
Royal Bank of Canada, NY (b):
0.27%, 10/14/11	110,000	110,000,000
0.36%, 11/10/11	42,750	42,750,000
0.31%, 2/29/12	110,000	110,000,000
0.30%, 4/10/12	100,000	100,000,000
Royal Bank of Scotland Plc, CT, 0.52%, 9/19/11	210,000	210,000,000
Svenska Handelsbanken, NY, 0.27%, 6/15/11	50,000	50,000,000
Toronto-Dominion Bank, NY:
0.25%, 6/07/11	100,000	100,000,000
0.25%, 6/15/11	100,000	100,000,000
0.31%, 1/12/12 (b)	61,000	61,000,000
UBS AG, Stamford (b):
0.35%, 10/04/11	110,035	110,035,000
0.35%, 10/11/11	124,165	124,165,000

Total Certificates of Deposit — 41.7%		3,875,968,571

Commercial Paper	Par (000)	Value

Amsterdam Funding Corp., 0.25%, 5/18/11 (d)	$81,550	$81,540,373
Atlantic Asset Securitization LLC, 0.26%, 7/06/11 (d)	100,000	99,952,333
Barton Capital LLC (d):
0.24%, 6/15/11	50,028	50,012,992
0.21%, 6/21/11	50,036	50,021,114
Cancara Asset Securitization LLC, 0.30%, 6/17/11 (d)	100,000	99,960,833
Chariot Funding LLC, 0.26%, 6/06/11 (d)	145,823	145,785,086
Credit Suisse Holdings USA Inc., 0.20%, 7/14/11 (d)	300,000	299,876,667
Falcon Asset Securitization Company, LLC, 0.26%, 5/05/11 (d)	50,000	49,998,556
JPMorgan Chase & Co., 0.23%, 6/24/11 (d)	50,000	49,982,750
Kells Funding LLC, 0.33%, 2/15/12 (d)	59,000	59,000,000
Liberty Street Funding LLC, 0.27%, 5/10/11 (d)	15,000	14,998,988
Natixis U.S. Finance Co., LLC, 0.29%, 7/15/11 (d)	65,000	64,960,729
Nieuw Amsterdam Receivables Corp., 0.27%, 7/06/11 (d)	75,000	74,962,875
Northern Pines Funding LLC, 0.31%, 6/21/11 (d)	125,000	124,945,104
Old Line Funding LLC, 0.26%, 5/05/11 (d)	30,162	30,161,129
Société Générale North America Inc., 0.34%, 5/16/11 (d)	70,000	69,990,083
Thunder Bay Funding LLC (d):
0.26%, 5/20/11	100,000	99,986,278
0.25%, 6/07/11	40,241	40,230,660
Westpac Banking Corp. (b):
0.32%, 1/06/12	117,000	117,000,000
0.42%, 1/13/12	125,000	125,000,000

Total Commercial Paper — 18.8%		1,748,366,550

Corporate Notes

JPMorgan Chase Bank, NA, 0.30%, 5/18/12 (b)	120,450	120,450,000
KBC Bank NV, NY, 1.90%, 7/01/11 (c)	147,985	147,985,000

Total Corporate Notes — 2.9%		268,435,000

Time Deposits

Société Générale, 0.10%, 5/02/11	152,089	152,089,000

Total Time Deposits — 1.6%		152,089,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	27

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Notes, 0.19%, 7/27/11 (d)	$125,000	$124,941,094
Fannie Mae Variable Rate Notes (b):
0.19%, 5/13/11	113,000	113,000,706
0.23%, 8/23/12	100,000	99,960,090
0.24%, 12/20/12	74,500	74,475,251
Federal Home Loan Bank Discount Notes, 0.19%, 7/29/11 (d)	45,500	45,478,065
Freddie Mac Discount Notes (d):
0.25%, 5/25/11	75,000	74,987,500
0.21%, 5/31/11	85,715	85,700,000
0.21%, 6/06/11	50,000	49,989,500
0.21%, 6/13/11	146,000	145,963,378
0.18%, 8/01/11	90,500	90,457,214
0.19%, 8/30/11	68,500	68,456,255
Freddie Mac Variable Rate Notes (b):
0.19%, 5/05/11	160,000	159,999,471
0.21%, 5/11/12	25,000	24,987,128
0.26%, 1/24/13	60,000	59,958,016

Total U.S. Government Sponsored Agency Obligations — 13.1%		1,218,353,668

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.19% – 0.20%, 5/26/11	230,000	229,969,366
0.20% – 0.22%, 6/02/11	185,000	184,966,338
0.19%, 6/23/11	74,500	74,479,599
0.22%, 6/30/11	25,000	24,991,042
0.20%, 7/07/11	75,000	74,972,083
0.19% – 0.21%, 7/28/11	151,000	150,929,155
0.27%, 9/22/11	75,000	74,920,500
0.18%, 12/15/11	55,000	54,937,300
U.S. Treasury Notes, 1.00%, 8/31/11	75,000	75,183,936

Total U.S. Treasury Obligations — 10.2%		945,349,319

Repurchase Agreements

Barclays Capital Inc., 0.40%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $25,000,833, collateralized by various Corporate/Debt Obligations, 0.53% – 11.50% due 8/17/11 – 7/02/37, par and fair values of $26,060,620, $26,750,000, respectively)	25,000	25,000,000
Citigroup Global Markets, Inc., 0.45%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $60,002,250, collateralized by Fannie Mae and various Corporate/Debt Obligations, 4.00% – 5.50% due 3/25/27 – 5/25/41, par and fair values of $61,519,392, $64,200,001, respectively)	60,000	60,000,000
Deutsche Bank Securities, Inc. 0.03%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $770,001,925, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% – 5.38% due 5/12/11 – 4/14/26, par and fair values of $778,281,000, $785,400,727, respectively)	770,000	770,000,000

Repurchase Agreements (concluded)	Par (000)	Value

Deutsche Bank Securities, Inc. 0.20%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $5,000,083, collateralized by various Corporate/Debt Obligations, 3.50% – 9.63% due 6/20/11 – 9/15/40, par and fair values of $4,753,923, $5,350,000, respectively)	$5,000	$5,000,000
HSBC Securities (USA), Inc., 0.22%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $10,000,183, collateralized by various Corporate/Debt Obligations, 1.90% – 2.75% due 10/19/12 – 3/23/15, par and fair values of $10,456,000, $10,700,638, respectively)	10,000	10,000,000
JPMorgan Securities Inc. 0.30%, 6/02/11 (Purchased on 4/29/11 to be repurchased at $20,005,667, collateralized by various Corporate/Debt Obligations, 1.16% – 9.25% due 6/15/11 – 5/15/57, par and fair values of $20,792,304, $21,404,703, respectively)	20,000	20,000,000
JPMorgan Securities Inc. 0.50%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $5,000,208, collateralized by various Corporate/Debt Obligations, 1.16% – 9.25% due 10/01/12 – 12/15/40, par and fair values of $5,031,679, $5,354,276, respectively)	5,000	5,000,000
Morgan Stanley & Co. Inc., 0.15%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $100,001,250, collateralized by various Corporate/Debt Obligations, 0.29% – 3.25% due 5/05/11 – 12/28/12, par and fair values of $104,408,773, $107,000,001, respectively)	100,000	100,000,000
RBS Securities Inc., 0.25%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $50,001,042, collateralized by various U.S. Government Sponsored Agency Obligations and Corporate/Debt Obligations, 2.63% – 3.50% due 5/11/12 – 1/01/41, par and fair values of $53,999,327, $51,688,310, respectively)	50,000	50,000,000
UBS Securities LLC, 0.28%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $105,002,450, collateralized by various Corporate/Debt Obligations, 2.50% – 12.75% due 9/20/13 – 9/01/37, par and fair values of $104,775,159, $112,350,001, respectively)	105,000	105,000,000

Total Repurchase Agreements — 12.4%		1,150,000,000

Total Investments (Cost — $9,358,562,108*) — 100.7%		9,358,562,108
Liabilities in Excess of Other Assets — (0.7)%		(67,027,375)

Net Assets — 100.0%		$9,291,534,733

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Schedule of Investments (concluded)	Master Institutional Portfolio

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements. The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$9,358,562,108	—	$9,358,562,108

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	29

Schedule of Investments April 30, 2011	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.6%
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project (a):
Series A, 0.20%, 5/02/11	$45,850	$45,850,000
Series B, 0.20%, 5/02/11	15,500	15,500,000
Decatur IDB, Refunding RB, VRDN, Nucor Steel Decatur LLC Project, Series A, AMT, 0.32%, 5/06/11 (a)	32,515	32,515,000
University of Alabama Birmingham, Highlands Health Care Authority, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series MT-687 (Bank of America NA Liquidity Facility), 0.43%, 5/06/11 (a)(b)(c)	39,600	39,600,000

		133,465,000

Arizona — 1.2%
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.29%, 5/06/11 (a)	22,940	22,940,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN (Citibank NA Liquidity Facility), Eagle Tax-Exempt Trust, Class A (a)(b)(c):
Series 2006-0141, 0.26%, 5/06/11	14,000	14,000,000
Series 2009-0041, 0.26%, 5/06/11	24,790	24,790,000

		61,730,000

Arkansas — 0.7%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.34%, 5/06/11 (a)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.34%, 5/06/11 (a)	14,285	14,285,000
City of Blytheville Arkansas, RB, VRDN, Nucor Corp. Project, AMT, 0.32%, 5/06/11 (a)	16,800	16,800,000

		35,950,000

Municipal Bonds	Par (000)	Value

California — 5.1%
California Community College Financing Authority, RB, TRAN, Series A, 2.00%, 6/30/11	$11,890	$11,912,329
California School Cash Reserve Program Authority, RB:
Senior Series B, 2.00%, 6/01/11	18,630	18,647,240
Series F, 2.00%, 6/01/11	16,300	16,318,553
Series P, 2.50%, 1/31/12	8,700	8,803,730
County of Los Angeles California, RB, ROCS, VRDN, Series II-R-13101CE (Citibank NA Liquidity Facility), 0.28%, 5/06/11 (a)(b)(c)	14,100	14,100,000
East Bay Municipal Utility District, Refunding RB, Series A-1, Mandatory Put Bonds, 0.29%, 5/06/11 (d)	24,000	24,000,000
Golden State Tobacco Securitization Corp. California, Refunding RB, FLOATS, VRDN, Series 2954 (Morgan Stanley Bank Liquidity Facility), 0.33%, 5/06/11 (a)(b)(c)	20,285	20,285,000
Los Angeles Unified School District California, GO, TRAN, Series A, 2.00%, 6/30/11	39,700	39,786,184
San Diego Unified School District California, GO, TRAN, Series A, 2.00%, 6/30/11	65,000	65,151,778
State of California, GO, FLOATS, VRDN, Series DCL-010 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.90%, 5/06/11 (a)(b)(c)	18,580	18,580,000
State of California, GO, Refunding, FLOATS, VRDN, Series DCL-011 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.90%, 5/06/11 (a)(b)(c)	28,405	28,405,000

		265,989,814

Portfolio Abbreviations for Master Institutional Tax-Exempt Portfolio

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts
Liquidity Optional Tenders
MSTR	Municipal Securities Trust Receipts
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado — 2.2%
Colorado Health Facilities Authority, Refunding RB, VRDN, Hospital, NCMC Inc. Project, Series A (Wells Fargo Bank NA LOC), 0.23%, 5/02/11 (a)	$21,775	$21,775,000
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. Liquidity Facility), 0.31%, 5/06/11 (a)(b)(c)	35,240	35,240,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.30%, 5/06/11 (a)	4,100	4,100,000
Traer Creek Metropolitan District, RB, VRDN, Avon (BNP Paribas SA LOC), 0.45%, 5/06/11 (a)	13,755	13,755,000
University of Colorado Hospital Authority, RB, VRDN, Series A (AGM Insurance, Wells Fargo Bank NA SBPA), 0.34%, 5/06/11 (a)	41,395	41,395,000

		116,265,000

Connecticut — 0.6%
State of Connecticut, GO, BAN, Series A, 2.00%, 5/19/11	30,000	30,022,859

District of Columbia — 0.3%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	15,515	15,515,000

Florida — 2.2%
City of Jacksonville Florida, Refunding RB, VRDN, Series B (Wells Fargo Bank NA LOC), 0.28%, 5/06/11 (a)	7,680	7,680,000
City of Lakeland Florida, JPMorgan Chase PUTTERS/ DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (JPMorgan Chase Bank Liquidity Facility), 0.31%, 5/06/11 (a)(b)(c)	8,500	8,500,000
County of Miami-Dade Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3814 (AGM Insurance, JPMorgan Chase Bank Liquidity Facility), 0.36%, 5/06/11 (a)(b)(c)	3,000	3,000,000
Jacksonville Economic Development Commission, Refunding RB, VRDN, Methodist (TD Bank NA LOC), 0.23%, 5/02/11 (a)	9,900	9,900,000
Jacksonville Electric Authority Florida, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 10C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	22,000	22,000,000
Jacksonville Health Facilities Authority, Refunding RB, VRDN, Baptist, Series D (Wells Fargo Bank NA LOC), 0.23%, 5/02/11 (a)	11,260	11,260,000
Palm Beach County Educational Facilities Authority, Refunding RB, VRDN, Educational Facilities, Atlantic University Inc. (Bank of America NA LOC), 0.29%, 5/06/11 (a)	28,965	28,965,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A (Northern Trust Co. LOC), 0.20%, 5/02/11 (a)	21,200	21,200,000

		112,505,000

Municipal Bonds	Par (000)	Value

Georgia — 0.3%
Atlanta Urban Residential Finance Authority, HRB, VRDN, M-Street Apartments Project, AMT (Freddie Mac Insurance, Freddie Mac Liquidity Facility), 0.31%, 5/06/11 (a)	$7,000	$7,000,000
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.35%, 5/06/11 (a)	7,730	7,730,000

		14,730,000

Hawaii — 0.5%
City & County of Honolulu Hawaii, Refunding RB, PUTTERS, VRDN, Series 1475 (JPMorgan Chase Bank Liquidity Facility), 0.31%, 5/06/11 (a)(b)(c)	25,760	25,760,000

Idaho — 0.5%
State of Idaho, RB, TAN, 2.00%, 6/30/11	25,500	25,566,370

Illinois — 3.9%
City of Chicago Illinois, RB, VRDN (a):
FLOATS, Series PT-3334 (Dexia Credit Local Liquidity Facility), 0.96%, 5/06/11 (b)(c)	12,400	12,400,000
Groot Industries Inc. Project, AMT (Bank One NA LOC), 0.77%, 5/06/11	2,000	2,000,000
Illinois Finance Authority, RB, VRDN (a):
Benedictine University Project (US Bank NA LOC), 0.24%, 5/06/11	10,600	10,600,000
INX International Ink Co. Project, AMT (JPMorgan Chase Bank LOC), 0.37%, 5/06/11	7,175	7,175,000
Rockford College Project (JPMorgan Chase Bank LOC), 0.47%, 5/06/11	905	905,000
University of Chicago Medical Center, Series D-1 (Bank of America NA LOC), 0.20%, 5/02/11	10,000	10,000,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC) Series B (a):
Elmhurst Memorial Healthcare, 0.26%, 5/02/11	11,150	11,150,000
Resurrection Health, 0.27%, 5/02/11	45,870	45,870,000
Illinois State Toll Highway Authority, RB, VRDN, Senior Priority, Series A-2A (Bank of Tokyo- Mitsubishi UFJ LOC), 0.29%, 5/06/11 (a)	8,200	8,200,000
Regional Transportation Authority, RB, FLOATS, VRDN (a)(b)(c):
Series 2761 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local SBPA), 0.96%, 5/06/11	18,745	18,745,000
Series DCL-020 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.80%, 5/06/11	74,155	74,155,000

		201,200,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	31

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana — 0.8%
City of Lawrenceburg Indiana, Refunding RB, VRDN, Indiana Michigan Power Co. Project, Series H (Bank of Nova Scotia LOC), 0.27%, 5/06/11 (a)	$6,000	$6,000,000
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (Harris NA LOC), 0.29%, 5/06/11 (a)	5,670	5,670,000
County of Whitley Indiana, RB, VRDN, Micopulse Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.45%, 5/06/11 (a)	770	770,000
Indiana Finance Authority, Refunding RB, VRDN, Parkview Health System, Series D (Wells Fargo Bank NA LOC), 0.26%, 5/06/11 (a)	15,000	15,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae Insurance, JPMorgan Chase & Co. Liquidity Facility), 0.41%, 5/06/11 (a)(b)(c)	13,395	13,395,000

		40,835,000

Iowa — 0.4%
Iowa Finance Authority, Refunding RB, VRDN, Iowa Health System, Series D (Bank of America NA LOC), 0.26%, 5/02/11 (a)	18,970	18,970,000

Kansas — 0.3%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.32%, 5/06/11 (a)	2,515	2,515,000
City of Lenexa Kansas, RB, FLOATS, VRDN, Series 2007-302 (Bank of America NA Liquidity Facility), 0.38%, 5/06/11 (a)(b)(c)	7,865	7,865,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae Insurance, JPMorgan Chase & Co. SBPA), 0.36%, 5/06/11 (a)(b)(c)	5,620	5,620,000

		16,000,000

Kentucky — 0.1%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (Bank One NA LOC), 0.45%, 5/06/11 (a)	2,615	2,615,000

Louisiana — 2.4%
Calcasieu Parish IDB, Inc., Refunding RB, VRDN, Hydroserve Westlake, AMT (JPMorgan Chase Bank LOC), 0.37%, 5/06/11 (a)	4,500	4,500,000
Lake Charles Harbor & Terminal District, Refunding RB, VRDN, Conoco Inc. Project, Series A, 0.28%, 5/06/11 (a)	20,900	20,900,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (a):
0.44%, 5/06/11	4,000	4,000,000
(BASF Aktiengesellschaft Liquidity Facility), 0.44%, 5/06/11	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project (a):
0.30%, 5/02/11	12,000	12,000,000
0.26%, 5/06/11	16,500	16,500,000
Series A, 0.26%, 5/02/11	21,050	21,050,000

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Parish of St. Charles Louisiana, RB, VRDN, Shell Oil Co. Norco Project, AMT, 0.28%, 5/02/11 (a)	$23,600	$23,600,000
State of Louisiana, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 11C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	10,560	10,560,000

		123,110,000

Maine — 0.4%
Finance Authority of Maine, RB, VRDN, Jackson Laboratory Issue, Series 2002 (Bank of America NA LOC), 0.30%, 5/06/11 (a)	10,540	10,540,000
Maine Health & Higher Educational Facilities Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 59C (Wells Fargo & Co. Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	13,170	13,170,000

		23,710,000

Maryland — 1.0%
County of Montgomery Maryland, Refunding RB, VRDN, Riderwood Village Inc. Project (Manufacturers & Traders LOC), 0.26%, 5/06/11 (a)	28,200	28,200,000
County of Washington Maryland, RB, VRDN (a):
Conservit Inc. Facility (Manufacturers & Traders LOC), 0.41%, 5/06/11	3,930	3,930,000
Homewood Williamsport Facility (M&T Bank LOC), 0.32%, 5/06/11	6,915	6,915,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA), 0.41%, 5/06/11 (a)(b)(c)	3,424	3,424,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (a):
Bindagraphics Inc. Project, 0.41%, 5/06/11	1,175	1,175,000
Gamse Lithographing Co. Facility, 0.41%, 5/06/11	1,715	1,715,000
Linemark Printing Project, 0.46%, 5/06/11	5,050	5,050,000

		50,409,000

Massachusetts — 5.4%
Commonwealth of Massachusetts, GO, Refunding, FLOATS, VRDN, Series DC-8024 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.80%, 5/06/11 (a)(b)(c)	51,190	51,190,000
Commonwealth of Massachusetts, Refunding RB, FLOATS, VRDN (a)(b)(c):
Puttable Floating Option Tax-Exempt Receipts, Series 4314 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local Liquidity Facility), 0.96%, 5/06/11	21,480	21,480,000
Series PT-3058 (Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.96%, 5/06/11	50,000	50,000,000
Series PT-3511 (Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.96%, 5/06/11	44,340	44,340,000
Series PT-3612 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local Liquidity Facility), 0.96%, 5/06/11	11,580	11,580,000

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Senior Series A, 0.35%, 5/06/11 (a)	$4,550	$4,550,000
Massachusetts Development Finance Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3867 (JPMorgan Chase Bank Liquidity Facility), 0.27%, 5/02/11 (a)(b)(c)	8,100	8,100,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Certificates, Bank of America, Series 2007-344 (Bank of America NA LOC), 0.43%, 5/06/11 (b)(c)	51,177	51,177,000
Cordis Mills LLC, AMT (Fannie Mae Insurance, Fannie Mae Liquidity Facility), 0.30%, 5/06/11	1,850	1,850,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN (a):
Certificates, Bank of America, Series 2007-310 (Bank of America NA LOC), 0.38%, 5/06/11 (b)(c)	10,955	10,955,000
Partners Health, Series P2 (JPMorgan Chase Bank SBPA), 0.24%, 5/06/11	16,000	16,000,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-74 (State Street Bank & Trust Co. SBPA), 0.26%, 5/06/11 (a)(b)(c)	7,244	7,244,000

		278,466,000

Michigan — 0.9%
Eastern Michigan University, Refunding RB, VRDN, General, Series A (JPMorgan Chase Bank LOC), 0.30%, 5/02/11 (a)	2,000	2,000,000
Michigan Finance Authority, RB, SAN:
Series D-1, 2.00%, 8/19/11	6,950	6,974,930
Series D-2 (JPMorgan Chase Bank LOC), 2.00%, 8/22/11	18,800	18,892,848
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.29%, 5/06/11 (a)(b)(c)	3,700	3,700,000
Michigan State HDA, Refunding RB, VRDN, Series F, AMT (Bank of Nova Scotia SBPA), 0.32%, 5/06/11 (a)	7,600	7,600,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit, 0.35%, 5/06/11 (a)	6,300	6,300,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Lasalle Bank NA LOC), 1.10%, 5/06/11 (a)	2,400	2,400,000
Saline Area Schools, GO, Refunding, VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen LOC), 0.29%, 5/06/11 (a)	500	500,000

		48,367,778

Municipal Bonds	Par (000)	Value

Minnesota — 0.7%
City of Minneapolis Minnesota, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.35%, 5/06/11 (a)(b)(c)	$4,700	$4,700,000
Minnesota School District Capital Equipment Borrowing Program, COP, Aid Anticipation Certificates Indebtedness, Series B, 2.00%, 9/01/11	34,550	34,741,409

		39,441,409

Mississippi — 2.7%
County of Perry Mississippi, Refunding RB, VRDN, Leaf River Forest Products Project (Bank of America NA LOC), 0.29%, 5/06/11 (a)	33,000	33,000,000
Mississippi Business Finance Corp., RB, VRDN (a):
Chevron USA, Inc., Series G, 0.17%, 5/02/11	12,700	12,700,000
Chevron USA, Inc., Series I, 0.20%, 5/02/11	38,500	38,500,000
Promenade D’Iberville, LLC Project (Wells Fargo Bank NA LOC), 0.28%, 5/06/11	30,525	30,525,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	25,270	25,270,000

		139,995,000

Missouri — 2.1%
City of St. Louis Missouri, Refunding RB, FLOATS, VRDN (a)(b)(c):
Series DCL-017 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.90%, 5/06/11	15,055	15,055,000
Series PT-3584 (Dexia Credit Local Liquidity Facility), 0.96%, 5/06/11	10,350	10,350,000
Missouri State Health & Educational Facilities Authority, RB, VRDN (a):
BJC Health System, Series B (US Bank NA SBPA), 0.26%, 5/02/11	20,000	20,000,000
ROCS, Series II-R-12269 (Citibank NA Liquidity Facility), 0.26%, 5/06/11 (b)(c)	32,295	32,295,000
Missouri State Health & Educational Facilities Authority, Refunding RB:
Ascension Health Senior Credit, Series C-1, Mandatory Put Bonds, 0.48%, 5/04/11 (d)	7,430	7,430,000
VRDN, MSTR, Series SG 157 (Société Générale SBPA), 0.26%, 5/06/11 (a)(b)(c)	14,840	14,840,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.44%, 5/06/11 (a)	8,000	8,000,000

		107,970,000

Multi-State — 0.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank International Liquidity Facility), 0.34%, 5/06/11 (a)(b)(c)	9,489	9,488,908

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	33

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska — 2.3%
Central Plains Energy Project, Refunding RB, VRDN, Project No. 2 (Royal Bank of Canada SBPA), 0.26%, 5/06/11 (a)	$80,330	$80,330,000
City of Lincoln Nebraska, RB, VRDN (a)(b)(c):
Eclipse Funding Trust, Series 2007-0043, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.25%, 5/06/11	23,275	23,275,000
FLOATS, Series 2900 (Morgan Stanley Bank Liquidity Facility), 0.28%, 5/06/11	13,370	13,370,000

		116,975,000

Nevada — 1.3%
County of Clark Nevada, RB, System, Junior Subordinate Lien Notes, Series E-1, 2.50%, 6/01/11	12,740	12,760,078
Director of the State of Nevada Department of Business & Industry, RB, VRDN, AMT (a):
LVE Energy Partners LLC Project (Sumitomo Mitsui Banking LOC), 0.35%, 5/06/11	13,100	13,100,000
Republic Service Inc. Project (Bank of America NA LOC), 0.38%, 5/06/11	13,000	13,000,000
Republic Service Inc. Project (Bank of America NA LOC), 0.38%, 5/06/11	28,000	28,000,000

		66,860,078

New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways Inc., AMT (Fleet National Bank LOC), 0.53%, 5/06/11 (a)	2,760	2,760,000

New Jersey — 5.8%
Essex County Improvement Authority, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series 3987 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local Liquidity Facility), 0.95%, 5/06/11 (a)(b)(c)	46,335	46,335,000
Garden State Preservation Trust, RB, FLOATS, VRDN, Series DCL 006 (AGM Insurance, Dexia Credit Local LOC), 0.80%, 5/06/11 (a)(b)(c)	13,400	13,400,000
New Jersey EDA, Refunding RB, FLOATS, VRDN (a)(b)(c):
Series PT-2805 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local SBPA), 0.95%, 5/06/11	32,480	32,480,000
Series PT-2847 (Dexia Credit Local Guarantee Agreement Dexia Credit Local Liquidity Facility), 1.00%, 5/06/11	15,520	15,520,000
Series PT-3824 (Dexia Credit Local Guarantee Agreement/Dexia Credit Local SBPA), 0.95%, 5/06/11	52,260	52,260,000
New Jersey Transportation Trust Fund Authority, RB, FLOATS, VRDN, Series DCL-040 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.80%, 5/06/11 (a)(b)(c)	49,480	49,480,000
New Jersey Transportation Trust Fund Authority, Refunding RB, FLOATS, VRDN (a)(b)(c):
Series 2494 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local SBPA), 0.95%, 5/06/11	26,705	26,705,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, Refunding RB, FLOATS, VRDN (a)(b)(c) (concluded):
Series PT-3535 Dexia Credit Local Guarantee Agreement, Dexia Credit Local Liquidity Facility), 0.95%, 5/06/11	$5,990	$5,990,000
Series PT-3859 (Dexia Credit Local Guarantee Agreement, Dexia Credit Local Liquidity Facility), 0.95%, 5/06/11	17,590	17,590,000
State of New Jersey, RB, VRDN (JPMorgan Chase & Co. Liquidity Facility) JPMorgan Chase PUTTERS/ DRIVERS Trust, PUTTERS (a)(b)(c):
Series 3808, 0.27%, 5/02/11	7,400	7,400,000
Series 3811, 0.27%, 6/23/11	30,000	30,000,000

		297,160,000

New Mexico — 0.3%
New Mexico Educational Assistance Foundation, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series I-36, AMT (Royal Bank of Canada Liquidity Facility), 0.36%, 5/06/11 (a)(b)(c)	14,900	14,900,000

New York — 5.4%
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	7,000	7,000,000
Metropolitan Transportation Authority, Refunding RB, ROCS, VRDN, Series II-R-10378 (BHAC Insurance, Citibank NA SBPA), 0.27%, 5/06/11 (a)(b)(c)	21,860	21,860,000
New York City Housing Development Corp., RB:
ROCS, VRDN Series II-R-13100 (Citibank NA Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	15,000	15,000,000
Series I-2, Mandatory Put Bonds, AMT, 0.53%, 5/13/11 (d)	6,950	6,950,000
Series J-1, Mandatory Put Bonds, 0.48%, 9/15/11 (d)	17,675	17,675,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2843 (Morgan Stanley Bank Liquidity Facility), 0.28%, 5/06/11	24,565	24,565,000
ROCS, Series II-R-12309 (AGM Insurance, Citibank NA SBPA), 0.26%, 5/06/11	21,495	21,495,000
New York City Transitional Finance Authority, RB, VRDN, New York City Recovery, Series 3, Sub-Series 3D (Dexia Credit Local SBPA), 1.00%, 5/06/11 (a)	46,920	46,920,000
New York State Dormitory Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0002, Class A (Citibank NA Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	22,000	22,000,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank Liquidity Facility), 0.35%, 5/06/11 (a)(b)(c)	47,990	47,990,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Morgan Stanley Bank Liquidity Facility), 0.28%, 5/06/11 (a)(b)(c)	$32,545	$32,545,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.31%, 5/06/11 (a)	13,690	13,690,000

		277,690,000

North Carolina — 3.3%
Charlotte-Mecklenburg Hospital Authority, RB, VRDN (AGM Insurance, Dexia Credit Local SBPA) Carolinas HealthCare System (a):
Series D, 0.38%, 5/06/11	32,775	32,775,000
Series E, 0.38%, 5/06/11	38,480	38,480,000
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series H (Wells Fargo Bank NA LOC), 0.20%, 5/02/11 (a)	58,300	58,300,000
City of Raleigh North Carolina, COP, VRDN, Downtown Improvement Project, Series A (Wells Fargo Bank NA SBPA), 0.26%, 5/06/11 (a)	20,700	20,700,000
City of Raleigh North Carolina, Refunding RB, VRDN, 0.36%, 5/06/11 (a)	4,825	4,825,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month Windows, Series D, 0.36%, 5/06/11 (a)	8,690	8,690,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust LOC), 0.29%, 5/06/11 (a)	4,870	4,870,000

		168,640,000

Ohio — 1.8%
Ohio Higher Educational Facility Commission, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0041, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.28%, 5/06/11 (a)(b)(c)	36,600	36,600,000
Ohio State Air Quality Development Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 52C, 0.29%, 5/06/11 (a)(b)(c)	10,000	10,000,000
Ohio State Water Development Authority, Refunding RB, VRDN (a):
FirstEnergy Nuclear Generation Corp. Project, Series B (Wells Fargo Bank NA LOC), 0.23%, 5/02/11	10,155	10,155,000
Wells Fargo Stage Trust, FLOATS, Series 20C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 5/06/11 (b)(c)	14,995	14,995,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C, 0.29%, 5/06/11 (a)(b)(c)	20,770	20,770,000

		92,520,000

Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, VRDN, ConocoPhillips Co. Project, AMT, 0.30%, 5/06/11 (a)	20,000	20,000,000
Oklahoma Turnpike Authority, Refunding RB, VRDN, Second Series F (JPMorgan Chase Bank SBPA), 0.26%, 5/02/11 (a)	11,360	11,360,000

		31,360,000

Municipal Bonds	Par (000)	Value

Oregon — 0.4%
Medford Hospital Facilities Authority, Refunding RB, VRDN, Rogue Valley Manor Project (Wells Fargo Bank NA LOC), 0.20%, 5/02/11 (a)	$20,900	$20,900,000

Pennsylvania — 1.5%
Allegheny County Airport Authority, Refunding RB, FLOATS, VRDN, Series 3743, AMT (Dexia Credit Local Liquidity Facility), 1.03%, 5/06/11 (a)(b)(c)	5,300	5,300,000
Berks County Municipal Authority, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series C-13 (Royal Bank of Canada LOC), 0.27%, 5/06/11 (a)(b)(c)	15,995	15,995,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.29%, 5/06/11 (a)(b)(c)	17,385	17,385,000
Emmaus General Authority, RB, VRDN (AGM Insurance, Wells Fargo Bank NA SBPA), 0.33%, 5/06/11 (a)	25,250	25,250,000
Venango IDA, TECP (Dexia Credit Local SBPA), 0.42%, 5/03/11	12,500	12,500,000

		76,430,000

Puerto Rico — 4.7%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB, VRDN Certificates, Bank of America, Series 2008-355 (Bank of America NA LOC, Bank of America NA SBPA), 0.42%, 5/06/11 (a)(b)(c)	61,111	61,111,000
Puerto Rico Electric Power Authority, Refunding RB, FLOATS, VRDN (a)(b)(c):
Series 4147 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.95%, 5/06/11	56,700	56,700,000
Series DCL-2008-013 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.90%, 5/06/11	21,090	21,090,000
Puerto Rico Highway & Transportation Authority, Refunding RB, FLOATS, VRDN (a)(b)(c):
Series DCL-008 (AGM Insurance, Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility), 0.90%, 5/06/11	24,340	24,340,000
Series PT-3189 (Dexia Credit Local LOC, Dexia Credit Local SBPA), 0.95%, 5/06/11	75,000	75,000,000
Series PT-3677 (Dexia Credit Local Guarantee Agreement and Liquidity Facility), 0.95%, 5/06/11	5,020	5,020,000

		243,261,000

Rhode Island — 1.9%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Fleet National Bank LOC), 0.53%, 5/06/11 (a)	2,735	2,735,000
State of Rhode Island, GO, TAN, Series R-1, 2.00%, 6/30/11	86,850	87,062,894
Town of Westerly Rhode Island, GO, BAN, 1.50%, 7/28/11	8,835	8,855,334

		98,653,228

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	35

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina — 3.1%
County of Berkeley South Carolina, Nucor Corp. Project, RB, VRDN, AMT (a):
0.32%, 5/06/11	$9,400	$9,400,000
Series A, 0.43%, 5/06/11	15,000	15,000,000
County of Darlington South Carolina, Refunding RB, VRDN, Nucor Corp. Project, Series A, AMT, 0.43%, 5/06/11 (a)	4,100	4,100,000
South Carolina Jobs-EDA, RB, VRDN (a):
Electric City Printing Co. Project, AMT (JPMorgan Chase Bank LOC), 0.45%, 5/06/11	2,800	2,800,000
Giant Cement Holding Inc., AMT (Citibank NA LOC), 0.35%, 5/06/11	39,000	39,000,000
Sisters of Charity Providence Hospital (Wells Fargo Bank NA LOC), 0.28%, 5/06/11	21,550	21,550,000
South Carolina Jobs-EDA, Refunding RB, VRDN, UMA Refinance Project (Wells Fargo Bank NA LOC), 0.23%, 5/02/11 (a)	29,000	29,000,000
South Carolina State Public Service Authority, RB, VRDN (a)(b)(c):
Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.27%, 5/06/11	13,150	13,150,000
Eclipse Funding Trust, Series 2006-0064, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.25%, 5/06/11	24,665	24,665,000

		158,665,000

Tennessee — 6.4%
Blount County Public Building Authority, Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.25%, 5/06/11 (a)(b)(c)	27,480	27,480,000
Johnson City Health & Educational Facilities Board, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series MT-682 (Bank of America NA Liquidity Facility), 0.43%, 5/06/11 (a)(b)(c)	21,435	21,435,000
Memphis-Shelby County Sports Authority Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, 0.35%, 5/06/11 (a)	18,600	18,600,000
Montgomery County Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC) 0.28%, 5/02/11 (a)	72,895	72,895,000
Municipal Energy Acquisition Corp., RB, PUTTERS, VRDN, Series 1578 (JPMorgan Chase & Co. Liquidity Facility), 0.31%, 5/06/11 (a)(b)(c)	45,315	45,315,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN (a):
Arbors of Germantown Project (Wells Fargo Bank NA LOC), 0.28%, 5/06/11	11,800	11,800,000
Methodist Le Bonheur, Series A (AGC Insurance, US Bank NA SBPA), 0.31%, 5/06/11	68,400	68,400,000
Methodist Le Bonheur, Series B (AGC Insurance, US Bank NA SBPA), 0.40%, 5/06/11	50,000	50,000,000

		328,720,000

Municipal Bonds	Par (000)	Value

Texas — 14.3%
City of Houston Texas, GO, TRAN, 2.00%, 6/30/11	$31,700	$31,782,507
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (AGM Insurance, Citibank NA Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	34,550	34,550,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.29%, 5/06/11 (a)(b)(c)	10,360	10,360,000
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series A-2, Mandatory Put Bonds, 2.00%, 8/15/11 (d)	37,055	37,630,929
Harris County Cultural Education Facilities Finance Corp., RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series E-18 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.27%, 5/06/11 (a)(b)(c)	17,000	17,000,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Methodist Hospital, VRDN (a):
Sub-Series C-1, 0.23%, 5/02/11	51,800	51,800,000
Sub-Series C-2, 0.23%, 5/02/11	54,000	54,000,000
Harris County Health Facilities Development Corp., RB, VRDN, Baylor College of Medicine, Series B (JPMorgan Chase Bank LOC), 0.26%, 5/02/11 (a)	24,410	24,410,000
Harris County Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System, Series A-1, 0.23%, 5/02/11 (a)	30,000	30,000,000
Harris County Hospital District, RB, ROCS, VRDN, Series II-R-12075 (BHAC Insurance, Citibank NA Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	17,000	17,000,000
North Texas Tollway Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 43C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	19,560	19,560,000
Port Freeport Texas, RB, VRDN, AMT, BASF Corp. Project (a):
0.44%, 5/06/11	24,500	24,500,000
Multi-Mode, 0.44%, 5/06/11	20,000	20,000,000
Port of Arthur Navigation District Industrial Development Corp., RB, VRDN, Air Products Project, 0.26%, 5/02/11 (a)	11,000	11,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.35%, 5/06/11 (a)	10,250	10,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/ DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank Liquidity Facility), 0.36%, 5/06/11 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (a):
BASF Corp. Project, Series A, 0.44%, 5/06/11	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.33%, 5/06/11	10,000	10,000,000
Total Petrochemicals Project, 0.33%, 5/06/11	50,000	50,000,000

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
State of Texas, GO, VRDN, Eagle Tax-Exempt Trust, Series 2007-0090, Class A (Citibank NA Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	$29,195	$29,195,000
State of Texas, RB, JPMorgan Chase PUTTERS/ DRIVERS Trust, PUTTERS, VRDN Series 3812 (JPMorgan Chase & Co. Liquidity Facility), 0.27%, 5/02/11 (a)(b)(c)	15,000	15,000,000
State of Texas, RB, TRAN, 2.00%, 8/31/11	190,050	191,076,651
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	6,040	6,040,000
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.35%, 5/06/11 (a)	3,570	3,570,000

		738,940,087

Utah — 1.2%
City of Murray Utah, RB, IHC Health Services Inc., VRDN (a):
Series C (Northern Trust Co. SBPA), 0.26%, 5/02/11	19,280	19,280,000
Series D, 0.26%, 5/02/11	30,000	30,000,000
Series D (Wells Fargo Bank NA SBPA), 0.20%, 5/02/11	15,000	15,000,000

		64,280,000

Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, VRDN, Landmark College Project, Series A (TD BankNorth NA LOC), 0.23%, 5/02/11 (a)	3,145	3,145,000

Virginia — 0.2%
Fairfax County IDA, RB, VRDN, Health Care, Inova Health, 0.38%, 5/06/11 (a)	3,500	3,500,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.37%, 5/06/11 (a)	1,600	1,600,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.36%, 5/06/11 (a)(b)(c)	3,470	3,470,000

		8,570,000

Washington — 1.4%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (AGM Insurance, US Bank NA LOC, US Bank NA Liquidity Facility), 0.25%, 5/06/11 (a)(b)(c)	11,425	11,425,000
City of Seattle Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	9,730	9,730,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (JPMorgan Chase Bank Liquidity Facility), 0.31%, 5/06/11 (a)(b)(c)	10,120	10,120,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	20,115	20,115,000

Municipal Bonds	Par (000)	Value

Washington (concluded)
FYI Properties, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A, 0.27%, 5/06/11 (a)(b)(c)	$11,320	$11,320,000
Washington Health Care Facilities Authority, Refunding RB, FLOATS, VRDN, Series 3007 (Morgan Stanley Bank Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	9,000	9,000,000

		71,710,000

West Virginia — 0.2%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series B (Sumitomo Mitsui Banking LOC), 0.28%, 5/06/11 (a)	5,000	5,000,000
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank LOC), 0.33%, 5/06/11 (a)	4,500	4,500,000

		9,500,000

Wisconsin — 4.7%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.35%, 5/06/11 (a)	11,960	11,960,000
State of Wisconsin, GO, FLOATS, VRDN, Series 2927 (Morgan Stanley Bank Liquidity Facility), 0.28%, 5/06/11 (a)(b)(c)	13,050	13,050,000
State of Wisconsin, TECP:
0.36%, 5/02/11	32,000	32,000,000
0.36%, 5/05/11	32,303	32,303,000
0.40%, 5/06/11	15,000	15,000,000
0.40%, 6/07/11	28,000	28,000,000
0.40%, 7/11/11	6,575	6,575,000
0.37%, 8/08/11	8,500	8,500,000
0.42%, 9/01/11	15,000	15,000,000
0.42%, 9/01/11	13,000	13,000,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series A, AMT (KBC Bank NV SBPA), 0.42%, 5/06/11 (a)	49,910	49,910,000
Wisconsin Housing & Economic Development Authority, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank Liquidity Facility), 0.42%, 5/06/11 (a)	16,700	16,700,000

		241,998,000

Wyoming — 0.2%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.43%, 5/06/11 (a)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, AMT (Wells Fargo Bank NA LOC) Cheyenne Power Co. Project (a):
Series A, 0.35%, 5/06/11	5,000	5,000,000
Series B, 0.35%, 5/06/11	3,500	3,500,000

		13,100,000

Total Investments (Cost — $5,084,814,531*) — 98.7%		5,084,814,531

Other Assets Less Liabilities — 1.3%		66,803,776

Net Assets — 100.0%		$5,151,618,307

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	37

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$5,084,814,531	—	$5,084,814,531

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Statements of Assets and Liabilities	Master Institutional Money Market LLC

April 30, 2011	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets

Investments at value — unaffiliated[1]	$9,907,468,209	$8,208,562,108	$5,084,814,531
Repurchase agreements at value — unaffiliated[2]	1,370,000,000	1,150,000,000	—
Cash	—	38,242	1,099,791
Interest receivable	2,573,718	2,495,867	11,497,010
Investments sold receivable	200,024,387	100,012,193	54,514,000

Total assets	11,480,066,314	9,461,108,410	5,151,925,332

Liabilities

Bank overdraft	1,945	—	—
Investments purchased payable	193,500,000	169,000,000	—
Investment advisory fees payable	504,980	436,654	204,821
Other accrued expenses payable	141,756	137,023	102,204

Total liabilities	194,148,681	169,573,677	307,025

Net Assets	$11,285,917,633	$9,291,534,733	$5,151,618,307

Net Assets Consists of

Investor’s Capital	$11,285,917,633	$9,291,534,733	$5,151,618,307

[1] Investments at cost — unaffiliated	$9,907,468,209	$8,208,562,108	$5,084,814,531

[2] Repurchase agreements at cost — unaffiliated	$1,370,000,000	$1,150,000,000	—

Statements of Operations	Master Institutional Money Market LLC

Year Ended April 30, 2011	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income

Interest	$44,694,526	$47,276,145	$30,304,384

Expenses

Investment advisory	5,973,278	6,030,291	3,810,194
Custodian	303,235	446,648	322,666

Total expenses	6,276,513	6,476,939	4,132,860

Net investment income	38,418,013	40,799,206	26,171,524

Realized Gain

Net realized gain from investments	1,113,571	782,607	395,094

Net Increase in Net Assets Resulting from Operations	$39,531,584	$41,581,813	$26,566,618

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	39

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio

	Year Ended April 30,		Year Ended April 30,

Increase (Decrease) in Net Assets:	2011	2010	2011	2010

Operations

Net investment income	$38,418,013	$65,608,315	$40,799,206	$84,790,352
Net realized gain	1,113,571	875,208	782,607	1,056,848

Net increase in net assets resulting from operations	39,531,584	66,483,523	41,581,813	85,847,200

Capital Transactions

Proceeds from contributions	18,055,300,101	19,372,479,877	30,937,189,766	25,606,445,339
Value of withdrawals	(18,992,834,513)	(24,568,388,315)	(32,868,411,643)	(40,495,306,679)

Net decrease in net assets derived from capital transactions	(937,534,412)	(5,195,908,438)	(1,931,221,877)	(14,888,861,340)

Net Assets

Total decrease in net assets	(898,002,828)	(5,129,424,915)	(1,889,640,064)	(14,803,014,140)
Beginning of year	12,183,920,461	17,313,345,376	11,181,174,797	25,984,188,937

End of year	$11,285,917,633	$12,183,920,461	$9,291,534,733	$11,181,174,797

	Master Institutional Tax-Exempt Portfolio

	Year Ended April 30,

Increase (Decrease) in Net Assets:	2011	2010

Operations

Net investment income	$26,171,524	$65,648,796
Net realized gain	395,094	659,800

Net increase in net assets resulting from operations	26,566,618	66,308,596

Capital Transactions

Proceeds from contributions	3,599,009,296	6,458,332,487
Value of withdrawals	(9,269,391,505)	(10,614,931,911)

Net decrease in net assets derived from capital transactions	(5,670,382,209)	(4,156,599,424)

Net Assets

Total decrease in net assets	(5,643,815,591)	(4,090,290,828)
Beginning of year	10,795,433,898	14,885,724,726

End of year	$5,151,618,307	$10,795,433,898

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio

	Year Ended April 30,

	2011	2010	2009	2008	2007

Ratios to Average Net Assets

Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.32%	0.41%	2.29%	4.74%	5.19%

Supplemental Data

Net assets, end of year (000)	$11,285,918	$12,183,920	$17,313,345	$32,432,412	$19,918,479

	Master Institutional Portfolio

	Year Ended April 30,

	2011	2010	2009	2008	2007

Ratios to Average Net Assets

Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.34%	0.43%	2.21%	4.73%	5.24%

Supplemental Data

Net assets, end of year (000)	$9,291,535	$11,181,175	$25,984,189	$29,617,101	$20,372,911

	Master Premier Institutional Tax-Exempt Portfolio

	Year Ended April 30,

	2011	2010	2009	2008	2007

Ratios to Average Net Assets

Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.34%	0.46%	1.74%	3.30%	3.58%

Supplemental Data

Net assets, end of year (000)	$5,151,618	$10,795,434	$14,885,725	$17,521,348	$14,914,575

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	41

Notes to Financial Statements	Master Institutional Money Market LLC

1. Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios” or individually as the “Master Portfolio”), are included in these financial statements. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Board of Trustees of Funds For Institutions Series and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.”

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security.

Repurchase Agreements: Master Premier Institutional Portfolio and Master Institutional Portfolio may invest in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in the Master Portfolios is treated as the owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so an investor in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLCs file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended April 30, 2011. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2011, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

42	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of Master Portfolio. For such services, the Master Portfolios pay the Manager a monthly fee at an annual rate of 0.05% of the Master Portfolio’s average daily net assets.

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by Master Portfolios to the Manager.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock and its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	43

Report of Independent Registered Public Accounting Firm	Master Institutional Money Market LLC

To the Directors and Investors of
Master Institutional Money Market LLC:

We have audited the accompanying statements of assets and liabilities of the Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (the “Master Funds”), each a separate series of the Master Institutional Money Market LLC (the “Master LLC”), including the schedules of investments, as of April 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Master Funds as of April 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
June 24, 2011

44	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 98 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				36 RICs consisting of 98 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2002

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 98 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 98 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				36 RICs consisting of 98 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	36 RICs consisting of 98 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 98 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 98 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 98 Portfolios	None

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	45

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Directors[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 98 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 98 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a Director for the Trust/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Trust’s/Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	President[4] and Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

			165 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			165 RICs consisting of 290 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Trust/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[4]	President of the Trust.

46	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President[2] and Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1]	Officers of the Trust/Master LLC serve at the pleasure of the Board of Directors.

[2]	President of the Master LLC.

Further information about the Trust’s/Master LLC’s Directors and Officers is available in the Trust’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 225-1576.

Effective November 16, 2010, Ira P. Shapiro became Secretary of the Trust and Master LLC.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	47

Officers and Directors (concluded)

Investment Advisor/
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional
Management Corporation
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Boston Financial Data Services
Quincy, MA 02169

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust
One Financial Center
Boston, MA 02111

48	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at http://www.fundsforinstitutions.com or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 225-1576.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 225-1576; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 225-1576 and (2) on the SEC’s website at http://www.sec.gov.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011	49

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2011

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 225-1576. Each Fund’s current seven-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#50405-4/11

Item 2 –

Code of Ethics – Each registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$31,000	$30,000	$0	$0	$9,100	$6,100	$0	$4,212
FFI Institutional Fund	$8,000	$7,800	$0	$0	$9,100	$6,100	$0	$7,130
FFI Institutional Tax-Exempt Fund	$8,000	$7,800	$0	$0	$10,100	$6,100	$0	$4,145
FFI Premier Institutional Fund	$8,000	$7,800	$0	$0	$9,100	$6,100	$0	$5,725
FFI Select Institutional Fund	$8,600	$7,800	$0	$0	$9,100	$6,100	$0	$836
FFI Treasury Fund	$29,100	$28,100	$0	$0	$9,100	$6,100	$0	$3,659
Master Institutional Portfolio	$36,100	$35,000	$0	$0	$13,000	$5,500	$0	$0
Master Institutional Tax-Exempt Portfolio	$36,100	$35,000	$0	$0	$13,000	$5,500	$0	$0
Master Premier Institutional Portfolio	$36,100	$35,000	$0	$0	$13,000	$6,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrants and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrants. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrants will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrants or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$9,100	$21,089
FFI Institutional Fund	$9,100	$24,007
FFI Institutional Tax-Exempt Fund	$10,100	$21,022
FFI Premier Institutional Fund	$9,100	$22,602
FFI Select Institutional Fund	$9,100	$17,713
FFI Treasury Fund	$9,100	$20,536
Master Institutional Portfolio	$13,000	$16,277
Master Institutional Tax-Exempt Portfolio	$13,000	$16,277
Master Premier Institutional Portfolio	$13,000	$17,377

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrants’ investment adviser), and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 5, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 5, 2011